Stockholders' Equity (Details - Options by exercise price (Details - Options Outstanding and Exercisable) - Equity Option [Member] - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	315,000	210,000
Options outstanding, exercise price	$ 4.80	$ 9.61
Options Exercisable	315,000
Range 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	30,000
Options outstanding, exercise price	$ 5.70
Options Exercisable	30,000
Range 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	30,000
Options outstanding, exercise price	$ 5.70
Options Exercisable	30,000
Range 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	30,000
Options outstanding, exercise price	$ 5.70
Options Exercisable	30,000
Range 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	30,000
Options outstanding, exercise price	$ 5.70
Options Exercisable	30,000
Range 5 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	30,000
Options outstanding, exercise price	$ 5.70
Options Exercisable	30,000
Range 6 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	30,000
Options outstanding, exercise price	$ 5.70
Options Exercisable	30,000
Range 7 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	30,000
Options outstanding, exercise price	$ 5.70
Options Exercisable	30,000
Range 8 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	15,000
Options outstanding, exercise price	$ 3.00
Options Exercisable	15,000
Range 9 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	15,000
Options outstanding, exercise price	$ 3.00
Options Exercisable	15,000
Range 10 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	15,000
Options outstanding, exercise price	$ 3.00
Options Exercisable	15,000
Range 11 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	15,000
Options outstanding, exercise price	$ 3.00
Options Exercisable	15,000
Range 12 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	15,000
Options outstanding, exercise price	$ 3.00
Options Exercisable	15,000
Range 13 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	15,000
Options outstanding, exercise price	$ 3.00
Options Exercisable	15,000
Range 14 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	15,000
Options outstanding, exercise price	$ 3.00
Options Exercisable	15,000